Basis of Presentation and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Basis Of Presentation And Significant Accounting Policies Tables
Stock-Based Compensation

The Company's stock based compensation consisted of the following during the nine months ended September 30, 2015 and 2014, respectively:

	September 30,	September 30,
	2015	2014

Common stock issued for services	$-	$263,079
Warrants issued for services	287,264	49,751
Warrants issued for services, related parties	1,523,103	-
Total stock based compensation	$1,810,367	$312,830

	December 31,	December 31,
	2014	2013

Common stock issued for services	$263,079	$1,051,609
Common stock issued for services, related parties	-	2,965,000
Warrants issued for services	96,767	96,050
Warrants issued for services, related parties	394,540	259,044
Total stock based compensation	$754,386	$4,371,703